LONG-LIVED ASSETS (Details) - USD ($)		1 Months Ended	3 Months Ended		12 Months Ended
	Jan. 20, 2015	Jan. 31, 2013	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Sep. 30, 2014
Property, plant and equipment
Total property, plant and equipment			$ 1,144,564,000		$ 1,109,398,000	$ 644,356,000
Accumulated depreciation and amortization			(159,252,000)		(142,234,000)	(79,908,000)
Property, plant and equipment, net			1,060,633,000		1,058,570,000	575,795,000
Depreciation expense			17,031,000	$ 8,528,000	46,050,000	33,548,000	$ 18,977,000
Capitalized interest included in property, plant and equipment, net			302,000	$ 99,000	3,087,000	1,457,000	$ 6,268,000
Capital leases			1,100		1,033	908
Property, plant and equipment, service charges					5,500,000
Insurance recoveries					3,900,000	1,000,000
Insurance claims deductible amount	$ 500,000	$ 300,000
Estimated Insurance Recoveries								$ 600,000
Intangible assets, net			$ 1,497,000		$ 1,511,000	1,568,000
Expected useful lives of contracts			30 years		30 years
Property, plant and equipment excluding construction in progress and land and other
Property, plant and equipment
Property, plant and equipment, net			$ 985,312,000		$ 967,164,000	564,448,000
Pipelines
Property, plant and equipment
Total property, plant and equipment			503,888,000		$ 488,592,000	344,721,000
Pipelines | Minimum [Member]
Property, plant and equipment
Estimated Useful life					15 years
Pipelines | Maximum [Member]
Property, plant and equipment
Estimated Useful life					30 years
Gas processing, treating and other plants
Property, plant and equipment
Estimated Useful life					15 years
Total property, plant and equipment			532,538,000		$ 515,080,000	254,133,000
Compressors
Property, plant and equipment
Total property, plant and equipment			64,856,000		$ 62,741,000	20,030,000
Compressors | Minimum [Member]
Property, plant and equipment
Estimated Useful life					7 years
Compressors | Maximum [Member]
Property, plant and equipment
Estimated Useful life					15 years
Rights of way and easements
Property, plant and equipment
Estimated Useful life					15 years
Total property, plant and equipment			37,263,000		$ 37,238,000	20,729,000
Furniture, fixtures & equipment
Property, plant and equipment
Estimated Useful life					5 years
Total property, plant and equipment			3,735,000		$ 3,671,000	3,347,000
Capital lease vehicles
Property, plant and equipment
Total property, plant and equipment			2,284,000		$ 2,076,000	1,396,000
Capital lease vehicles | Minimum [Member]
Property, plant and equipment
Estimated Useful life					3 years
Capital lease vehicles | Maximum [Member]
Property, plant and equipment
Estimated Useful life					5 years
Construction in progress
Property, plant and equipment
Property, plant and equipment, net			51,319,000		$ 63,858,000	6,039,000
Land and other
Property, plant and equipment
Property, plant and equipment, net			$ 24,002,000		$ 27,548,000	$ 5,308,000